FINANCIAL RISK MANAGEMENT - Credit risk (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Maximum credit exposure
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	$ 78,554	$ 159,789
Cash and cash equivalents
Maximum credit exposure
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	56,285	141,791
Trade receivables
Maximum credit exposure
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	11,067
Tax receivables
Maximum credit exposure
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	6,166	8,621
Restricted Cash
Maximum credit exposure
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	$ 5,036	$ 9,377